UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-268757-21

Central Index Key Number of the issuing entity: 0002128772

Exeter Select Automobile Receivables Trust 2026-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-268757

Central Index Key Number of the depositor:  0001654238

EFCAR, LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

Exeter Finance LLC
 (Exact name of sponsor as specified in its charter)

Jodi Blanton, (469) 754-4396
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

Exhibit Index

Exhibit 102	Asset Data File

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date: August 31, 2026
EXETER SELECT AUTOMOBILE RECEIVABLES TRUST 2026-1
    (Issuing Entity)
By:       Exeter Finance LLC, as Servicer
By:        /s/ Michael Hayes
Name:         Michael Hayes
Title:            Executive Vice President & Treasurer